Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Net profit for the year	R$ 125,916	R$ 125,957	R$ 127,654
Adjustments for:
Depreciation and amortization	94,558	48,354	29,882
Loss on the sale of property, plant and equipment and intangible assets	3,781	1,237	689
Interest, monetary variation and exchange rate changes	55,323	45,627	7,789
Interest and exchange variation on accounts payable for business combinations	(2,994)	3,091	0
Exchange variation on escrow account related to Somo acquisition	2,968	0	0
Interest on lease	3,823	6,369	5,023
Unrealized loss (gain) on financial instruments	(7,114)	3,084	(2,512)
Income tax expenses	74,356	84,417	65,137
Impairment losses on trade receivables	423	280	414
(Reversal of) impairment losses on contract assets	(94)	217	(218)
Write-off of intangible assets	0	21,894	0
Provision for labor risks	386	472	(12)
Provision for indemnity	0	0	(18)
Share-based plan	5,486	2,531	942
Income on financial investments	(1,964)	0	0
Fair value adjustment on accounts payable for business combination	11,497	0	0
Exchange rate changes on indemnity	0	0	(4,324)
Others	(1,855)	98	469
Variation in operating assets and liabilities
Trade receivables	(116,574)	(102,300)	(47,848)
Contract assets	(69,101)	(52,876)	(8,339)
Other taxes recoverable	(547)	(13,806)	461
Tax assets	1,267	(91)	507
Judicial deposits	(6,741)	4	0
Suppliers	(29,769)	12,215	6,746
Salaries and welfare charges	10,729	63,083	49,086
Tax liabilities	(9,681)	(17,364)	(12,275)
Other taxes payable	6,376	1,698	(407)
Contract liabilities	9,636	1,922	(7,138)
Payment of share-based indemnity	0	(628)	(43,354)
Other receivables and payables, net	565	(21,054)	(11,435)
Cash generated from operating activities	160,656	214,431	156,919
Income tax paid	(48,299)	(64,150)	(47,044)
Interest paid on loans and borrowings	(70,096)	(12,149)	(3,880)
Interest paid on lease	(6,169)	(5,753)	(5,023)
Net cash from operating activities	36,092	132,379	100,972
Cash flows from investing activities
Acquisition of property, plant and equipment and intangible assets	(22,967)	(29,907)	(21,391)
Redemption (Contribution in) of financial investments	655,533	(784,915)	0
Cash outflow on hedge accounting settlement	25,263	0	0
Hedge accounting - ineffective portion inflow	5,337	0	0
Net cash used in investing activities	(82,560)	(1,507,544)	(21,391)
Cash flow from financing activities
Share-based plan contributions	0	1,282	0
Issuance of common shares at initial public offering	0	915,947	0
Transaction cost of offering	0	(55,874)	0
Dividends paid	0	(126,045)	(30,977)
Exercised of share-based compensation	12,668	0	0
Interest on equity, paid	0	(6,288)	(4,276)
Payment of lease liabilities	(26,993)	(17,656)	(15,500)
Proceeds from loans and borrowings	527,507	740,596	144,269
Settlement of derivatives	390	0	0
Payment of loans and borrowings	(350,571)	(75,196)	(88,107)
Payment of installment related to acquisition of business - Dextra	(62,338)	0	0
Net cash from financing activities	100,663	1,376,766	5,409
Net increase in cash and cash equivalents	54,195	1,601	84,990
Cash and cash equivalents as of January 1st	135,727	162,827	79,500
Supplemental cash flow items [abstract]
Exchange variation effect on cash and cash equivalents	(4,195)	(20,949)	(1,663)
Cash reduction due to spin-off effect	0	(7,752)	0
Cash and cash equivalents as of December 31	185,727	135,727	162,827
Dextra Group
Cash flows from investing activities
Acquisition of subsidiary net of cash acquired	0	(692,722)	0
Somo Group
Cash flows from investing activities
Acquisition of subsidiary net of cash acquired	(270,825)	0	0
Box 1824 Group
Cash flows from investing activities
Acquisition of subsidiary net of cash acquired	(19,040)	0	0
Transpire Group
Cash flows from investing activities
Acquisition of subsidiary net of cash acquired	(55,724)	0	0
NTERSOL Group
Cash flows from investing activities
Acquisition of subsidiary net of cash acquired	R$ (400,137)	R$ 0	R$ 0